Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss for the year	$ (18,050,307)	$ (5,743,190)
Adjustments for:
Depreciation of property and equipment	155,742	150,736
Depreciation of right-of-use assets	84,884	85,117
Amortization of intangible assets	711,919	623,276
Finance costs	2,679,763	1,764,682
Finance income	(145,107)	(137,397)
Provision for employees’ end of service benefits	43,477	33,717
Provision for share-based payments	801,450	564,284
Allowance for estimated credit loss	235,164
Net foreign exchange losses	(164,769)	422,022
Share of loss of a joint venture	94,210
Income taxes	340,003	501,238
Reversal of accruals no longer required		(60,497)
Total adjustments to reconcile profit (loss)	(13,213,571)	(1,796,012)
Working capital changes:
Trade and other receivables	(2,992,227)	(269,123)
Due from related parties	(1,241,557)	10,269
Contract assets	(1,214,626)	120,579
Trade and other payables	1,246,322	1,428,206
Government grants	(209,843)
Contract liabilities	1,406,696	917,862
Due to related parties	185,711	547,360
Cash flows (used in) / from operations	(16,033,095)	959,141
Income tax paid	(182,790)	(778,807)
Receipt of government grants	2,336,517
End of service benefits paid	(8,573)	(9,177)
Net cash flows (used in) / from operating activities	(13,887,941)	171,157
INVESTING ACTIVITIES
Purchase of property and equipment	(164,014)	(80,488)
Purchase of intangible assets	(105,214)	(16,600)
Application development expenditure	(1,073,549)	(800,218)
Investment in a joint venture	(142,352)
Net cash flows used in investing activities	(1,485,129)	(897,306)
FINANCING ACTIVITIES
Payments of lease liabilities	(136,992)	(133,650)
Proceeds from loans and borrowings	10,788,618	5,500,000
Finance costs	(399,434)	(210,844)
Finance income	145,107	137,397
Net cash flows from financing activities	10,397,299	5,292,903
(DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	(4,975,771)	4,566,754
Cash and cash equivalents at January 1	5,608,311	1,041,557
CASH AND CASH EQUIVALENTS AT DECEMBER 31	$ 632,540	$ 5,608,311